UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05595

                      ACM GOVERNMENT OPPORTUNITY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM GOVERNMENT OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

                                                                            Principal
                                                                              Amount
                                                                              (000)     U.S. $ Value
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS--91.6%
U.S. Treasury Notes--63.7%
   1.625%, 1/15/15(TIPS)                                             US$          501    $   485,584
   2.25%, 2/15/07(a)                                                            3,600      3,504,233
   2.75%, 8/15/07(a)                                                            6,000      5,832,186
   3.50%, 5/31/07-11/15/09(a)                                                  25,210     24,588,368
   3.75%, 5/15/08(a)                                                           21,097     20,763,245
   4.00%, 9/30/07                                                               2,445      2,427,619
   4.25%, 8/15/15(a)                                                            2,000      1,951,562
   5.75%, 11/15/05(a)                                                           1,040      1,040,691
   6.50%, 2/15/10(a)                                                            8,000      8,625,624
                                                                                         -----------
                                                                                          69,219,112
                                                                                         -----------
U.S. Treasury Bonds--23.2%
   6.25%, 5/15/30(a)                                                           10,700     12,928,606
   14.00%, 11/15/11(a)                                                         11,250     12,340,283
                                                                                         -----------
                                                                                          25,268,889
                                                                                         -----------
Mortgage Related Securities--4.7%
Federal Home Loan Mortgage Corp.
   5.125%, 11/07/13                                                             2,000      2,000,174
Federal National Mortgage Association
   6.50%, TBA                                                                   2,415      2,478,394
   7.50%, 11/01/29                                                                197        207,788
   8.00%, 6/01/28                                                                 168        179,985
Government National Mortgage Association
   6.50%, 2/15/29                                                                 196        203,474
                                                                                         -----------
                                                                                           5,069,815
                                                                                         -----------
Total U.S. Government and Government Sponsored Agency Obligations
   (cost $102,323,424)                                                                    99,557,816
                                                                                         -----------
SOVEREIGN DEBT OBLIGATIONS--40.5%
Argentina--4.7%
Republic of Argentina
   4.005%, 8/03/12 FRN                                                          3,684      3,300,639
   7.82%, 12/31/33                                                   EUR        1,206      1,390,800
   8.28%, 12/31/33                                                   US$          384        374,271
                                                                                         -----------
                                                                                           5,065,710
                                                                                         -----------
Brazil--5.0%
Federal Republic of Brazil
   8.25%, 1/20/34                                                               1,000        973,000
   11.00%, 8/17/40                                                              2,704      3,248,855
   12.50%, 1/05/16                                                   BRL        2,207        923,749
   DCB FRN
   Series L
   5.25%, 4/15/12                                                    US$          249        242,643
                                                                                         -----------
                                                                                           5,388,247
                                                                                         -----------

                                                                            Principal
                                                                             Amount
                                                                              (000)     U.S. $ Value
----------------------------------------------------------------------------------------------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(b)                                                 US$          360    $  430,200
                                                                                         ----------
Colombia--2.2%
Republic of Colombia
   11.75%, 3/01/10                                                   COP    5,000,000     2,433,603
                                                                                         ----------
Dominican Republic--0.4%
Dominican Republic
   9.04%, 1/23/18(b)                                                 US$          319       338,710
   9.50%, 9/27/11(b)                                                              130       138,333
                                                                                         ----------
                                                                                            477,043
                                                                                         ----------
Indonesia--1.5%
Indonesia Recapitalization Bond
   13.15%, 3/15/10                                                   IDR   17,000,000     1,647,518
                                                                                         ----------
Mexico--5.9%
Mexican Fixed Rate Bond Principal
   Zero Coupon, 12/05/24(c)                                          MXP       45,157       756,600
Mexican Bonos
   8.00%, 12/19/13-12/07/23(c)                                                 33,624     2,863,356
   10.00%, 12/05/24(c)                                                         27,512     2,737,994
                                                                                         ----------
                                                                                          6,357,950
                                                                                         ----------
Panama--0.4%
Republic of Panama
   9.375%, 7/23/12-4/01/29                                           US$          360       434,063
                                                                                         ----------
Peru--3.0%
Peru Bono Soberano
   Series 7
   8.60%, 8/12/17(c)                                                 PEN        4,257     1,341,277
Republic of Peru
   8.375%, 5/03/16                                                   US$          625       704,688
   8.75%, 11/21/33                                                                432       496,800
   9.875%, 2/06/15                                                                618       761,685
                                                                                         ----------
                                                                                          3,304,450
                                                                                         ----------
Philippines--2.8%
Republic of Philippines
   9.50%, 2/02/30                                                                 230       242,650
   10.625%, 3/16/25                                                             2,436     2,811,143
                                                                                         ----------
                                                                                          3,053,793
                                                                                         ----------
Poland--2.5%
Poland Government Bond
   5.75%, 3/24/10(c)                                                 PLZ        8,931     2,754,648
                                                                                         ----------
Russia--2.7%
Russian Ministry of Finance
   3.00%, 5/14/08                                                    US$        3,145     2,916,987
                                                                                         ----------
South Africa--0.8%
Republic of South Africa
   13.50%, 9/15/15(c)                                                ZAR        4,200       853,198
                                                                                         ----------

                                                                            Principal
                                                                             Amount
                                                                              (000)     U.S. $ Value
----------------------------------------------------------------------------------------------------
Turkey--2.9%
Republic of Turkey
   11.50%, 1/23/12                                                   US$          285   $    359,528
Turkey Government Bond
   Zero Coupon, 12/07/05                                             TRL        3,760      2,745,370
                                                                                        ------------
                                                                                           3,104,898
                                                                                        ------------
Ukraine--1.4%
Government of Ukraine
   6.875%, 3/04/11(b)                                                US$          150        154,875
   7.65%, 6/11/13(b)                                                            1,321      1,416,773
                                                                                        ------------
                                                                                           1,571,648
                                                                                        ------------
Venezuela--3.9%
Republic of Venezuela
   5.194%, 4/20/11 FRN(b)                                                         210        207,900
   9.25%, 9/15/27                                                               1,309      1,524,985
   10.75%, 9/19/13                                                              2,074      2,530,280
                                                                                        ------------
                                                                                           4,263,165
                                                                                        ------------
Total Sovereign Debt Obligations
   (cost $41,858,603)                                                                     44,057,121
                                                                                        ------------
SUPRANATIONAL DEBT OBLIGATIONS--6.2%
Brazil--3.0%
European Investment Bank
   Zero Coupon, 9/12/08(b)                                           BRL       11,103      3,208,666
                                                                                        ------------
South Africa--3.2%
International Bank for Reconstruction and Development
   Zero Coupon, 2/17/26(c)                                           ZAR      110,000      3,535,216
                                                                                        ------------
Total Supranational Debt Obligations
   (cost $4,528,908)                                                                       6,743,882
                                                                                        ------------
Total Investments--138.3%
   (cost $148,710,935)                                                                   150,358,819
Other assets less liabilities--(38.3%)                                                   (41,670,928)
                                                                                        ------------
Net Assets--100%                                                                        $108,687,891
                                                                                        ------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                     U.S. $
                       Contract     Value on      U.S. $       Unrealized
                        Amount    Origination     Current     Appreciation/
                         (000)        Date         Value     (Depreciation)
---------------------------------------------------------------------------
Buy Contracts
Polish Zloty,
   settling 11/04/05     1,805     $  554,426   $  545,862      $ (8,564)
Sale Contracts
Euro,
   settling 12/16/05       227        274,926      272,492         2,434
   settling 1/18/06        227        275,447      273,006         2,441
Mexican Peso,
   settling 12/21/05    27,252      2,486,902    2,508,160       (21,258)
   settling 2/21/06     27,252      2,467,226    2,489,214       (21,988)
Peruvian Sol Nuevo,
   settling 11/15/05     1,278        377,000      378,748        (1,748)
Polish Zloty,
   settling 11/04/05     8,278      2,593,642    2,503,075        90,567
South African Rand,
   settling 11/22/05    27,296      4,255,784    4,061,639       194,145

REVERSE REPURCHASE AGREEMENTS

                                 Interest
Broker                             Rate     Maturity      Amount
------------------------------------------------------------------
Deutsche Bank Alex Brown, Inc.     2.00%    11/08/05   $ 1,985,000
Deutsche Bank Alex Brown, Inc.     3.50     11/08/05    13,388,375
Deutsche Bank Alex Brown, Inc.     3.70     11/08/05    12,225,263
Deutsche Bank Alex Brown, Inc.     3.75     11/08/05    14,906,250
                                                       -----------
                                                       $42,504,888
                                                       -----------

(a) Positions, or portion thereof, with an aggregate market value of $45,279,338 have been segregated to collateralize reverse repurchase agreements.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $5,895,457 or 5.4% of net assets.

(c) Positions, or portion thereof, with an aggregate market value of $14,842,289 have been segregated to collateralize forward exchange currency contracts.

     Currency Abbreviations:
     BRL-Brazilian Real
     COP-Colombian Peso
     EUR-Euro
     IDR-Indonesian Rupiah
     MXP-Mexican Peso
     PEN-Peruvian Sol Nuevo
     PLZ-Polish Zloty
     TRL-Turkish Lira
     US$-United States Dollar
     ZAR-South African Rand

     Glossary of Terms:
     DCB-Debt Conversion Bonds
     FRN-Floating Rate Note
     TBA-To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
     TIPS-Treasury Inflation Protected Security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Government Opportunity Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005